S000075960 [Member] Average Annual Total Returns	12 Months Ended	20 Months Ended	60 Months Ended	120 Months Ended	284 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%		13.15%	14.29%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.05%		9.83%	9.78%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	11.76%		8.42%	9.06%
Performance Inception Date					May 01, 2002
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.79%		6.97%	7.28%
Performance Inception Date					May 01, 2002
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.13%		6.56%	6.92%
Performance Inception Date					May 01, 2002
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent	11.91%	12.68%
Performance Inception Date		Apr. 26, 2024
Class R-6 | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		20.11%
Performance Inception Date		Apr. 26, 2024
Class R-6 | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.13%
Performance Inception Date		Apr. 26, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent	6.09%	9.01%
Performance Inception Date		Apr. 26, 2024
Class A | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		20.11%
Performance Inception Date		Apr. 26, 2024
Class A | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.13%
Performance Inception Date		Apr. 26, 2024
Class C
Prospectus [Line Items]
Average Annual Return, Percent	10.52%	11.36%
Performance Inception Date		Apr. 26, 2024
Class C | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		20.11%
Performance Inception Date		Apr. 26, 2024
Class C | Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		12.13%
Performance Inception Date		Apr. 26, 2024